UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008

Check here if Amendment [  ]; Amendment Number:  ______________
This Amendment (Check only one.):          [  ]  is a restatement.
                                           [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Rivanna Capital, LLC
Address::     600 Peter Jefferson Parkway, Suite 370
              Charlottesville, VA  22911

13F File Number :               28 - 11576
                                   -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Craig F. Colberg
Title:         Member
Phone:         434-220-0430

Signature, Place, and Date of Signing:

Craig F. Colberg
Charlottesville, VA
October  28, 2008

Report Type   (Check only one.):
[X]          13F HOLDINGS REPORT
[ ]          13FNOTICE
[ ]          13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information table Entry Total:     22

Form 13F Information Table Value Total:     $174,618


List of Other Included Managers:     None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.       [ NONE ]

                                              FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AIRCASTLE LIMITED              COM              G0129K104     9698  978646 SH       SOLE    N/A         0 SHARED    0
CHIQUITA BRANDS INTERNATIONAL  COM              170032106    13530  855773 SH       SOLE    N/A         0 SHARED    0
CERADYNE INC CALIF CMN         COM              156710105    15100  411897 SH       SOLE    N/A         0 SHARED    0
CORRECTIONS CORP AMERICA       COM              22025Y407    13302  535310 SH       SOLE    N/A         0 SHARED    0
FORREST OIL                    COM              346091705     4616   93058 SH       SOLE    N/A         0 SHARED    0
FLOTEK INDUSTRIES INC          COM              343389102     5686  516868 SH       SOLE    N/A         0 SHARED    0
GEO GROUP INC CMN              COM              36159R103    14678  726266 SH       SOLE    N/A         0 SHARED    0
GMX RESOURCES INC              COM              38011M108     3605   75438 SH       SOLE    N/A         0 SHARED    0
HERCULES OFFSHORE INC          COM              427093109     6955  458803 SH       SOLE    N/A         0 SHARED    0
LINCARE HLDGS INC COM          COM              532791100     8988  298717 SH       SOLE    N/A         0 SHARED    0
MAIDENFORM BRANDS INC          COM              560305104     4355  300104 SH       SOLE    N/A         0 SHARED    0
MONSTER WORLDWIDE INC          COM              611742107     2019  135399 SH       SOLE    N/A         0 SHARED    0
NASH FINCH CO                  COM              631158102     8673  201135 SH       SOLE    N/A         0 SHARED    0
NICE SYSTEMS, LTD              COM              653656108    10534  386705 SH       SOLE    N/A         0 SHARED    0
PETROQUEST                     COM              716748108     3999  260494 SH       SOLE    N/A         0 SHARED    0
PREMIERE GLOBAL SERVICES       COM              740585104    10786  767157 SH       SOLE    N/A         0 SHARED    0
PSYCHIATRIC SOLUTIONS          COM              740329107    10176  268154 SH       SOLE    N/A         0 SHARED    0
SERVICE CORP INT'L             COM              783890106    13277 1588185 SH       SOLE    N/A         0 SHARED    0
SMITH & WESSON HOLDINGS CO     COM              831756101     7966 2129888 SH       SOLE    N/A         0 SHARED    0
SOURCE INTERLINK               COM              836151209     1014  975191 SH       SOLE    N/A         0 SHARED    0
SUPERIOR ENERGY SERVICES INC   COM              868157108     5043  161949 SH       SOLE    N/A         0 SHARED    0
TRIDENT MICROSYSTEMS INC COM   COM              895919108      618  257916 SH       SOLE    N/A         0 SHARED    0